STOCK OPTIONS (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
STOCK OPTIONS
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]	These options at their respective grant dates were valued using the Black-Scholes option pricing model with the following key assumptions:

	Expected life	Risk free	Dividend	Forfeiture	Expected	Grant date
Grant date	in years	Rate	Rate	Rate	volatility	fair value
February 17, 2015	2.89	1.59%	0%	0%	114%	$136,613
July 1, 2014	2.25	1.59%	0%	0%	114%	$1,259,487
June 20, 2014	2.22	1.59%	0%	0%	114%	$118,957
November 24, 2015	3.65	1.59%	0%	0%	114%	$694,384
December 14, 2015	3.71	1.59%	0%	0%	114%	$1,260,437
April 21, 2016	5.11	1.59%	0%	0%	114%	$2,582,890
April 26, 2016	4.07	1.59%	0%	0%	114%	$213,750
February 6, 2017	4.86	1.59%	0%	0%	114%	$245,200
February 13, 2017	4.88	1.59%	0%	0%	114%	$148,750
September 1, 2017	8.43	1.59%	0%	0%	114%	$1,832,304
January 24, 2018	5.82	1.59%	0%	0%	114%	$491,036
April 30, 2018	9.06	1.59%	0%	0%	114%	$363,714
June 11, 2018	6.20	1.59%	0%	0%	114%	$30,341

Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Options	Weighted-Average Exercise Price
Outstanding, March 31, 2018	170,675	75.00
Issued	45,000	9.42
Cancelled	(32,679)	65.93
Outstanding, March 31, 2019	182,996	37.73

Share-based Compensation, Performance Shares Award Outstanding Activity [Table Text Block]

The following is a summary of stock options outstanding and exercisable as of June 30, 2019:

Exercise Price ($)	Number of Options	Expiry Date	Exercisable Options
34.500	630	20-Jun-21	630
34.500	13,212	01-Jul-21	13,212
34.500	944	17-Feb-22	944
183.000	2,667	24-Nov-22	2,667
150.000	11,400	14-Dec-22	11,400
142.500	359	28-Mar-23	359
157.500	1,387	28-Mar-23	1,387
105.000	2,667	06-Feb-24	1,778
102.000	1,667	13-Feb-24	1,667
142.500	106	03-Mar-24	106
157.500	408	03-Mar-24	408
142.500	43	14-Mar-24	43
157.500	164	14-Mar-24	164
142.500	485	30-Sep-24	485
157.500	1,876	30-Sep-24	1,876
24.150	81,436	01-Sep-27	27,148
23.250	15,656	24-Jan-25	5,867
9.735	40,000	19-Apr-28	40,000
3.16	169,882	31-May-26	56,627
	344,989		166,768

The following is a summary of stock options outstanding and exercisable as of March 31, 2019:

Exercise Price ($)	Number of Options	Expiry Date	Exercisable Options
34.500	630	20-Jun-21	630
34.500	13,212	01-Jul-21	13,212
34.500	944	17-Feb-22	944
183.000	2,667	24-Nov-22	2,667
150.000	11,400	14-Dec-22	11,400
142.500	359	28-Mar-23	359
157.500	1,387	28-Mar-23	1,387
150.000	1,112	26-Apr-23	1,112
105.000	2,667	06-Feb-24	1,778
102.000	1,667	13-Feb-24	1,667
142.500	106	03-Mar-24	106
157.500	408	03-Mar-24	408
142.500	43	14-Mar-24	43
157.500	164	14-Mar-24	164
142.500	485	30-Sep-24	485
157.500	1,876	30-Sep-24	1,876
142.500	24	02-Jun-25	24
157.500	90	02-Jun-25	90
37.500	221	30-Dec-25	221
142.500	164	30-Dec-25	164
24.150	81,436	01-Sep-27	27,148
23.250	16,934	24-Jan-25	5,867
9.735	40,000	19-Apr-28	40,000
6.930	5,000	10-Jun-25	-
	182,996		111,752